Income Tax (Details) - Schedule of (Loss) Income before Income Tax Expense - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of (Loss) Income before Income Tax Expense [Line Items]
(Loss) income before income tax expense	$ (4,401)	$ 1,349	$ (979)
Hong Kong [Member]
Schedule of (Loss) Income before Income Tax Expense [Line Items]
(Loss) income before income tax expense	1,559	1,358	(979)
Cayman Islands [Member]
Schedule of (Loss) Income before Income Tax Expense [Line Items]
(Loss) income before income tax expense	$ (5,960)	$ (9)